Significant Accounting Policies_Property Equipment And Investment Properties And Intangible Assets(Details)	12 Months Ended
Dec. 31, 2018
Buildings Investment Property Member [Member]
Disclosure Of Investment Property Line Items [Line Items]
Depreciation Method Investment Property Cost Model	Straight-line
Useful Lives Or Depreciation Rates Investment Property Cost Model	20~40 years
Buildings
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Straight-line
Useful Lives Or Depreciation Rates Property Plant And Equipment	20 ~ 40 years
Leasehold improvements
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Declining-balance/ Straight-line
Useful Lives Or Depreciation Rates Property Plant And Equipment	4 ~ 15 years
Equipment and vehicles
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Declining-balance/ Straight-line
Useful Lives Or Depreciation Rates Property Plant And Equipment	3 ~ 15 years
Financial lease assets
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Declining-balance
Useful Lives Or Depreciation Rates Property Plant And Equipment	8 months ~ 5 years and 8 months
Industrial property rights
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill	3~19 years
Software
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill	3~5 years
Finance leases assets
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill	8 months ~ 5 years and 8 months
Value of Business Acquired (VOBA)
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Declining-Balance
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill	60 years
Others
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill	1~10 years